Revenue - Disaggregation of net revenue by product (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disaggregation of Revenue
Total product revenue - net	$ 19,213	$ 3,420
ZEJULA
Disaggregation of Revenue
Total product revenue - net	13,791	1,925
OPTUNE
Disaggregation of Revenue
Total product revenue - net	$ 5,422	$ 1,495